Business Combinations - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Aug. 29, 2014	Dec. 15, 2014
Business Acquisition [Line Items]
Goodwill	$ 28,834,000		$ 5,719,000
Discount on purchased factored receivables	174,000
Direct stock issuance cost charged against additional paid in capital	28,000
Minimum [Member]
Business Acquisition [Line Items]
Average life for CBI's receivables	35 days
Maximum [Member]
Business Acquisition [Line Items]
Average life for CBI's receivables	40 days
CBI [Member]
Business Acquisition [Line Items]
Acquisition date	Aug. 29, 2014
Acquired percentage	70.00%
Consideration paid in cash	16,181,000	16,181,000
Goodwill	23,115,000	23,115,000
CBI [Member] | Option To Purchase [Member]
Business Acquisition [Line Items]
Acquired percentage	30.00%
CBI [Member] | Option To Purchase [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquisition date	Aug. 29, 2019
CBI [Member] | Option To Purchase [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquisition date	Aug. 29, 2022
United Group Banking Company of Florida [Member]
Business Acquisition [Line Items]
Acquisition date			Dec. 15, 2014
Consideration paid in cash			2,950,000
Goodwill	5,719,000		5,719,000
Business acquisition, fraction of shares issuable to United's common shareholders			0.057794
Business acquisition exchange price per share			$ 1.30
Consideration paid in shares, value			2,954,000
Consideration paid in shares			1,617,027
Estimate value of the consideration			33,309,000
Direct stock issuance cost charged against additional paid in capital			272,000
Acquisition expense charged to other noninterest expense			$ 368,000
Fair value determinant description	One year after the closing date of the acquisition
Prior Acquisition [Member]
Business Acquisition [Line Items]
Number of acquisitions prior to fiscal year	0